Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 15	$ 95	$ 77	$ 197
FVOCI securities - realized gains (losses)	[1]	23	(9)	34	27
Impairment loss		(2)	0	0	0
Securities gains other than trading		$ 36	$ 86	$ 111	$ 224

[1]	Gains (losses) are net of (losses) gains on hedge contracts.